Intangible assets, net (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Intangible assets, net
Weighted-Average Amortization Period (in years)	9 years 3 months 18 days	9 years 3 months 18 days
Gross Carrying Amount		¥ 12,833,751,000			¥ 13,013,606,000
Accumulated Amortization		(5,984,325,000)			(7,829,775,000)
Impairment Amount		(156,709,000)			(172,125,000)
Net Carrying Amount		6,692,717,000		$ 728,922	5,011,706,000
Amortization expenses	¥ 1,845,450,000	1,798,246,000	¥ 1,620,675,000
Intangible assets impairment charge recorded	¥ 15,416,000	¥ 0	¥ 0
Amortization expenses related to the intangible assets for future periods
2019					930,990,000
2020					624,849,000
2021					614,610,000
2022					455,693,000
2023					337,344,000
2024 and thereafter					2,048,220,000
Strategic Cooperation Agreement
Intangible assets, net
Weighted-Average Amortization Period (in years)	5 years	5 years
Gross Carrying Amount		¥ 6,075,289,000			6,075,289,000
Accumulated Amortization		(4,563,957,000)			(5,779,015,000)
Net Carrying Amount		¥ 1,511,332,000			296,274,000
Non-compete Agreement
Intangible assets, net
Weighted-Average Amortization Period (in years)	8 years	8 years
Gross Carrying Amount		¥ 2,467,005,000			2,467,005,000
Accumulated Amortization		(885,390,000)			(1,194,067,000)
Net Carrying Amount		¥ 1,581,615,000			1,272,938,000
Technology
Intangible assets, net
Weighted-Average Amortization Period (in years)	6 years 7 months 6 days	6 years 6 months
Gross Carrying Amount		¥ 754,560,000			802,221,000
Accumulated Amortization		(168,051,000)			(271,698,000)
Impairment Amount		(69,922,000)			(69,922,000)
Net Carrying Amount		¥ 516,587,000			460,601,000
Domain names and trademarks
Intangible assets, net
Weighted-Average Amortization Period (in years)	19 years 3 months 18 days	19 years 6 months
Gross Carrying Amount		¥ 3,250,789,000			3,305,413,000
Accumulated Amortization		(278,372,000)			(453,423,000)
Impairment Amount		(27,124,000)			(27,124,000)
Net Carrying Amount		¥ 2,945,293,000			2,824,866,000
Others
Intangible assets, net
Weighted-Average Amortization Period (in years)	5 years 7 months 6 days	5 years 7 months 6 days
Gross Carrying Amount		¥ 286,108,000			363,678,000
Accumulated Amortization		(88,555,000)			(131,572,000)
Impairment Amount		(59,663,000)			(75,079,000)
Net Carrying Amount		¥ 137,890,000			¥ 157,027,000